Derivative Liabilities (Tables)	12 Months Ended
Aug. 31, 2020
Derivative Liabilities [Abstract]
Disclosure of detailed information about derivative liabilities [Table Text Block]
	Number
	of Warrants	Amount
Warrants denominated in foreign currency
Balance - September 1, 2018	6,466,513	$54
Decrease in fair value	—	(53)

Balance - August 31, 2019 and August 31, 2020	6,466,513	$1

Other warrants subject to potential price adjustment
Balance - September 1, 2018	16,900,000	$109,767
Issued	4,575,000	44,199
Decrease in fair value	—	(126,898)

Balance - August 31, 2019	21,475,000	27,068
Increase in fair value	—	32,758

Balance - August 31, 2020	21,475,000	$59,826

Total derivative liabilities		$59,827